Subsequent Events (Details) $ in Millions			9 Months Ended	12 Months Ended
	Nov. 13, 2020 USD ($) shares	Jun. 08, 2020	Sep. 30, 2020	Dec. 31, 2019	Feb. 19, 2020
Subsequent Event [Line Items]
Conversion ratio		0
EverString Technology, LLC [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Cash | $	$ 71.5
EverString Technology, LLC [Member] | Subsequent Event [Member] | Class A common stock
Subsequent Event [Line Items]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares	67,075
First Lien Term Loan | Term Loan
Subsequent Event [Line Items]
Basis spread on variable rate			3.75%	3.75%
Effective interest rate			4.30%	7.50%
First Lien Term Loan | Interest rate swap contracts | Term Loan
Subsequent Event [Line Items]
Effective interest rate					6.301%